LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.65%
Aerospace & Defense–2.23%
AAR	3,497	$ 144,111
†Aerojet Rocketdyne Holdings	6,136	309,929
†Aerovironment	1,567	83,929
Arconic	18,460	479,960
†Astronics	2,342	68,808
†Astronics Class B	1,024	30,013
†Axon Enterprise	1,980	112,424
Boeing	3,984	1,515,793
BWX Technologies	4,120	235,705
Cubic	2,429	171,075
Curtiss-Wright	3,000	388,110
†Ducommun	1,095	46,428
General Dynamics	4,228	772,582
HEICO	1,327	165,716
HEICO Class A	2,840	276,360
Hexcel	6,480	532,202
Huntington Ingalls Industries	2,268	480,340
†Kratos Defense & Security Solutions	8,421	156,589
L3Harris Technologies	6,432	1,341,973
Lockheed Martin	4,504	1,756,830
†Mercury Systems	2,137	173,460
Moog Class A	2,078	168,567
National Presto Industries	715	63,699
Northrop Grumman	2,783	1,043,041
Park Aerospace	1,422	24,970
Raytheon	4,613	905,025
Spirit AeroSystems Holdings Class A	4,503	370,327
†Teledyne Technologies	1,595	513,574
Textron	7,851	384,385
TransDigm Group	698	363,428
Triumph Group	3,348	76,602
United Technologies	14,637	1,998,243
†Vectrus	700	28,455
†Wesco Aircraft Holdings	9,156	100,808
		15,283,461
Air Freight & Logistics–0.64%
†Air Transport Services Group	6,027	126,688
†Atlas Air Worldwide Holdings	2,617	66,027
CH Robinson Worldwide	4,497	381,256
†Echo Global Logistics	3,477	78,754
Expeditors International of Washington	4,957	368,255
FedEx	7,316	1,064,990
Forward Air	2,651	168,922
†Hub Group Class A	3,204	148,986
†Radiant Logistics	4,220	21,817
United Parcel Service Class B	12,587	1,508,174
†XPO Logistics	6,749	483,026
		4,416,895
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.76%
Alaska Air Group	7,357	$ 477,543
Allegiant Travel	1,389	207,878
American Airlines Group	8,660	233,560
Copa Holdings Class A	1,782	175,972
Delta Air Lines	18,928	1,090,253
Hawaiian Holdings	4,649	122,083
†JetBlue Airways	19,783	331,365
†Mesa Air Group	2,354	15,878
SkyWest	4,055	232,757
Southwest Airlines	15,845	855,788
†Spirit Airlines	5,476	198,779
†United Airlines Holdings	14,459	1,278,320
		5,220,176
Auto Components–0.75%
Adient	6,791	155,921
†American Axle & Manufacturing Holdings	11,006	90,469
Aptiv	10,735	938,454
Autoliv	5,998	473,122
BorgWarner	14,393	527,935
Cooper Tire & Rubber	5,069	132,402
†Cooper-Standard Holdings	1,627	66,512
Dana	10,858	156,790
Delphi Technologies	5,338	71,529
†Dorman Products	2,616	208,077
†Fox Factory Holding	3,434	213,732
†Garrett Motion	3,788	37,729
Gentex	17,716	487,810
†Gentherm	2,907	119,434
Goodyear Tire & Rubber	17,640	254,104
†Horizon Global	1,513	5,780
LCI Industries	2,232	205,009
Lear	3,268	385,297
†Modine Manufacturing	5,332	60,625
†Motorcar Parts of America	2,958	49,990
Standard Motor Products	2,098	101,858
†Stoneridge	3,829	118,584
Superior Industries International	1,457	4,211
Tenneco Class A	5,209	65,217
†Veoneer	3,982	59,690
†Visteon	1,837	151,626
		5,141,907
Automobiles–0.48%
Ford Motor	99,921	915,276
General Motors	39,158	1,467,642
Harley-Davidson	12,826	461,351
†Tesla	397	95,626
Thor Industries	3,525	199,656
Winnebago Industries	3,663	140,476
		3,280,027
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–7.26%
1st Source	2,469	$ 112,907
ACNB	300	10,290
†Allegiance Bancshares	1,602	51,408
American National Bankshares	691	24,510
Ameris Bancorp	6,384	256,892
Ames National	508	14,534
Arrow Financial	1,171	39,103
Associated Banc-Corp	12,750	258,188
†Atlantic Capital Bancshares	2,130	36,934
Atlantic Union Bankshares	6,253	232,893
†Axos Financial	6,313	174,554
Banc of California	5,022	71,011
BancFirst	2,354	130,459
†Bancorp	7,833	77,547
BancorpSouth Bank	6,966	206,263
Bank of America	128,844	3,758,379
Bank of Hawaii	2,642	227,027
Bank of Marin Bancorp	1,102	45,722
Bank of NT Butterfield & Son	5,367	159,078
Bank OZK	7,369	200,953
BankFinancial	1,093	13,007
BankUnited	7,451	250,503
Bankwell Financial Group	404	11,110
Banner	3,677	206,537
Bar Harbor Bankshares	748	18,648
†Baycom	1,762	40,015
BB&T	11,282	602,120
Berkshire Hills Bancorp	4,384	128,407
BOK Financial	2,960	234,284
Boston Private Financial Holdings	7,358	85,758
Bridge Bancorp	1,729	51,109
Brookline Bancorp	8,396	123,673
Bryn Mawr Bank	1,979	72,253
Business First Bancshares	727	17,739
†Byline Bancorp	1,200	21,456
C&F Financial	247	13,007
Cadence BanCorp	11,022	193,326
Cambridge Bancorp	195	14,627
Camden National	1,773	76,806
Capital City Bank Group	1,029	28,246
Capstar Financial Holdings	789	13,082
Carolina Financial	2,454	87,215
Cathay General Bancorp	6,239	216,712
CBTX	1,491	41,569
CenterState Bank	9,379	224,955
Central Pacific Financial	1,797	51,035
Central Valley Community Bancorp	650	13,228
Century Bancorp Class A	314	27,506
CIT Group	5,667	256,772
Citigroup	34,068	2,353,417
Citizens & Northern	830	21,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens Financial Group	14,049	$ 496,913
City Holding	1,356	103,395
Civista Bancshares	1,887	41,005
CNB Financial	1,363	39,118
Codorus Valley Bancorp	371	8,629
Columbia Banking System	5,750	212,175
Comerica	5,568	367,432
Commerce Bancshares	5,814	352,619
Community Bank System	3,294	203,207
Community Trust Bancorp	1,576	67,106
ConnectOne Bancorp	3,369	74,792
Cullen/Frost Bankers	2,769	245,195
†Customers Bancorp	2,725	56,517
CVB Financial	8,952	186,828
Eagle Bancorp	3,149	140,508
East West Bancorp	6,626	293,466
Enterprise Bancorp	505	15,140
Enterprise Financial Services	1,930	78,648
†Equity Bancshares Class A	1,411	37,829
Farmers & Merchants Bancorp	621	16,121
Farmers National Banc	1,405	20,344
FB Financial	2,573	96,616
Fifth Third Bancorp	29,296	802,124
Financial Institutions	1,236	37,302
First Bancorp (Maine)	400	10,996
First Bancorp (North Carolina)	3,535	126,907
First BanCorp (Puerto Rico)	19,680	196,406
First Bancshares	606	19,574
First Bank	702	7,603
First Busey	4,895	123,746
First Business Financial Services	400	9,632
First Choice Bancorp	500	10,660
First Citizens BancShares Class A	620	292,361
First Commonwealth Financial	7,586	100,742
First Community Bancshares	1,806	58,460
First Financial	910	39,558
First Financial Bancorp	7,502	183,611
First Financial Bankshares	6,396	213,179
First Foundation	4,144	63,300
First Hawaiian	10,112	269,990
First Horizon National	16,868	273,262
First Internet Bancorp	281	6,016
First Interstate BancSystem Class A	2,923	117,622
First Merchants	4,769	179,481
First Mid-Illinois Bancshares	782	27,073
First Midwest Bancorp	7,574	147,542
First of Long Island	2,890	65,748

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Republic Bank	3,647	$ 352,665
Flushing Financial	2,575	52,028
FNB	24,438	281,770
Franklin Financial Network	2,036	61,508
Fulton Financial	12,286	198,787
German American Bancorp	3,101	99,387
Glacier Bancorp	4,066	164,510
Great Southern Bancorp	1,288	73,352
Great Western Bancorp	5,711	188,463
Guaranty Bancshares	897	27,439
Hancock Whitney	7,050	269,971
Hanmi Financial	4,326	81,242
†Harborone Bancorp	3,449	34,714
Heartland Financial USA	2,936	131,357
Heritage Commerce	4,676	54,966
Heritage Financial	3,644	98,242
Hilltop Holdings	4,920	117,539
Home BancShares	12,920	242,831
HomeTrust Bancshares	2,018	52,609
Hope Bancorp	13,189	189,130
Horizon Bancorp	5,140	89,230
†Howard Bancorp	745	12,434
Huntington Bancshares	40,165	573,155
IBERIABANK	3,491	263,710
Independent Bank	3,272	69,743
Independent Bank (Massachusetts)	1,705	127,278
Independent Bank Group	3,633	191,132
International Bancshares	5,132	198,198
Investar Holding	619	14,732
Investors Bancorp	21,482	244,036
JPMorgan Chase & Co.	66,707	7,850,747
KeyCorp	32,934	587,543
Lakeland Bancorp	5,067	78,184
Lakeland Financial	2,086	91,742
LegacyTexas Financial Group	4,225	183,914
Live Oak Bancshares	3,910	70,771
M&T Bank	4,926	778,160
Macatawa Bank	1,713	17,798
Mercantile Bank	1,549	50,807
†Metropolitan Bank Holding	1,000	39,330
Midland States Bancorp	2,021	52,647
MidWestOne Financial Group	1,275	38,913
MutualFirst Financial	614	19,353
National Bank Holdings Class A	3,659	125,101
National Bankshares	222	8,891
NBT Bancorp	4,298	157,264
†Nicolet Bankshares	736	48,996
Northrim BanCorp	322	12,774
OFG Bancorp	5,685	124,502
Old Line Bancshares	1,456	42,239
Old National Bancorp	11,890	204,567
Old Second Bancorp	1,033	12,623
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Opus Bank	3,903	$ 84,968
Origin Bancorp	1,422	47,978
Orrstown Financial Services	503	11,016
Pacific Premier Bancorp	5,491	171,264
PacWest Bancorp	6,636	241,152
Park National	1,191	112,919
Parke Bancorp	672	14,932
PCB Bancorp	642	10,561
Peapack Gladstone Financial	2,178	61,049
Peoples Bancorp	1,703	54,172
Peoples Financial Services	412	18,659
People's United Financial	18,267	285,605
People's Utah Bancorp	1,404	39,719
Pinnacle Financial Partners	3,905	221,609
PNC Financial Services Group	6,666	934,307
Popular	5,265	284,731
Preferred Bank	1,329	69,613
Premier Financial Bancorp	1,000	17,170
Prosperity Bancshares	3,450	243,674
QCR Holdings	1,366	51,881
RBB Bancorp	1,258	24,770
Regions Financial	37,204	588,567
Renasant	5,685	199,032
Republic Bancorp Class A	1,808	78,558
†Republic First Bancorp	4,711	19,786
S&T Bancorp	3,057	111,672
Sandy Spring Bancorp	3,595	121,187
†Seacoast Banking Corp. of Florida	3,281	83,042
ServisFirst Bancshares	4,421	146,556
Sierra Bancorp	1,304	34,634
Signature Bank	2,171	258,827
Simmons First National Class A	7,200	179,280
†SmartFinancial	542	11,290
South State	2,628	197,888
†Southern First Bancshares	419	16,697
Southern National Bancorp of Virginia	1,601	24,639
Southside Bancshares	3,308	112,836
†Spirit of Texas Bancshares	600	12,930
Sterling Bancorp	12,947	259,717
Stock Yards Bancorp	2,447	89,780
Summit Financial Group	450	11,520
SunTrust Banks	9,276	638,189
†SVB Financial Group	1,455	304,022
Synovus Financial	9,521	340,471
TCF Financial	10,995	418,580
†Texas Capital Bancshares	2,530	138,265
Tompkins Financial	1,412	114,556
Towne Bank	6,514	181,122
TriCo Bancshares	2,820	102,366
†TriState Capital Holdings	3,275	68,906

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Triumph Bancorp	2,365	$ 75,420
Trustmark	5,255	179,248
UMB Financial	3,731	240,948
Umpqua Holdings	9,892	162,822
United Bankshares	6,000	227,220
United Community Banks	8,036	227,821
Univest Corp. of Pennsylvania	2,727	69,566
US Bancorp	26,453	1,463,909
Valley National Bancorp	18,117	196,932
Veritex Holdings	3,208	77,842
Washington Trust Bancorp	1,505	72,707
Webster Financial	4,326	202,760
Wells Fargo & Co.	87,951	4,436,248
WesBanco	3,930	146,864
West Bancorporation	758	16,479
Westamerica Bancorporation	2,367	147,180
Western Alliance Bancorp	5,374	247,634
Wintrust Financial	2,899	187,362
Zions Bancorp	7,204	320,722
		49,854,456
Beverages–1.17%
†Boston Beer Class A	669	243,570
Brown-Forman Class A	1,328	79,348
Brown-Forman Class B	9,373	588,437
Coca-Cola	41,375	2,252,455
Coca-Cola Bottling Consolidated	632	192,046
Constellation Brands Class A	3,291	682,158
†Craft Brew Alliance	613	5,020
Keurig Dr Pepper	2,705	73,901
MGP Ingredients	1,309	65,031
Molson Coors Brewing Class B	6,719	386,342
†Monster Beverage	3,762	218,422
National Beverage	2,012	89,252
PepsiCo	23,147	3,173,454
†Primo Water	1,589	19,513
		8,068,949
Biotechnology–1.85%
AbbVie	9,531	721,687
†ACADIA Pharmaceuticals	750	26,992
†Acceleron Pharma	815	32,201
†Achillion Pharmaceuticals	22,444	80,798
†Acorda Therapeutics	4,884	14,017
†Aduro Biotech	1,136	1,204
†Adverum Biotechnologies	5,792	31,566
†Agios Pharmaceuticals	1,115	36,126
†Akebia Therapeutics	1,243	4,873
†Albireo Pharma	900	18,000
†Alexion Pharmaceuticals	3,793	371,486
†Alkermes	2,852	55,643
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Alnylam Pharmaceuticals	2,707	$ 217,697
†AMAG Pharmaceuticals	1,449	16,736
Amgen	12,446	2,408,425
†Amicus Therapeutics	4,519	36,242
†AnaptysBio	1,298	45,417
†Anika Therapeutics	1,049	57,580
†Arcus Biosciences	2,130	19,383
†Ardelyx	800	3,760
†Arena Pharmaceuticals	2,941	134,610
†Assembly Biosciences	1,150	11,305
†Assertio Therapeutics	9,567	12,246
†Atara Biotherapeutics	2,169	30,626
†Audentes Therapeutics	2,687	75,478
†Biogen	3,472	808,351
†BioMarin Pharmaceutical	2,850	192,090
†BioSpecifics Technologies	665	35,591
†Bluebird Bio	1,068	98,064
†Celgene	11,513	1,143,241
†ChemoCentryx	2,856	19,364
†Chimerix	1,691	3,974
†Concert Pharmaceuticals	1,683	9,896
†Deciphera Pharmaceuticals	2,920	99,105
†Denali Therapeutics	1,937	29,675
†Eagle Pharmaceuticals	867	49,046
†Eidos Therapeutics	736	26,474
†Emergent BioSolutions	3,148	164,577
†Enanta Pharmaceuticals	1,564	93,965
†Enochian Biosciences	1,600	8,800
†Epizyme	2,880	29,707
†Exact Sciences	1,055	95,340
†Exelixis	16,596	293,500
†FibroGen	2,219	82,059
†Five Prime Therapeutics	2,937	11,381
†G1 Therapeutics	1,617	36,835
†Genomic Health	974	66,057
Gilead Sciences	28,406	1,800,372
†Global Blood Therapeutics	1,964	95,293
†GlycoMimetics	2,474	10,663
†Halozyme Therapeutics	763	11,834
†Heron Therapeutics	1,141	21,108
†Incyte	2,023	150,167
†Intellia Therapeutics	3,705	49,462
†Ionis Pharmaceuticals	1,866	111,792
†Iovance Biotherapeutics	5,196	94,567
†Jounce Therapeutics	728	2,424
†KalVista Pharmaceuticals	1,364	15,822
†Karyopharm Therapeutics	4,686	45,079
†Kindred Biosciences	3,141	21,516
†Kodiak Sciences	1,434	20,621
†Kura Oncology	2,842	43,113
†Ligand Pharmaceuticals	971	96,653
Lineage Cell Therapeutics	4,300	4,214
†MacroGenics	4,540	57,930
†Madrigal Pharmaceuticals	472	40,696

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Minerva Neurosciences	4,500	$ 34,875
†Miragen Therapeutics	700	512
†Momenta Pharmaceuticals	4,823	62,506
†Myriad Genetics	4,345	124,397
†Neurocrine Biosciences	1,020	91,912
†NewLink Genetics	196	312
†ObsEva S.A.	800	6,664
†OPKO Health	8,606	17,987
†PDL BioPharma	12,718	27,471
†Progenics Pharmaceuticals	8,600	43,473
†Prothena	4,550	35,672
†Regeneron Pharmaceuticals	860	238,564
†REGENXBIO	2,597	92,453
†Repligen	2,212	169,638
†Retrophin	4,074	47,218
†Rhythm Pharmaceuticals	1,018	21,979
†Rigel Pharmaceuticals	13,503	25,251
†Rocket Pharmaceuticals	1,401	16,322
†Sage Therapeutics	470	65,936
†Sangamo Therapeutics	8,751	79,197
†Sarepta Therapeutics	659	49,636
†Seattle Genetics	1,248	106,579
†Spark Therapeutics	1,815	176,019
†Spectrum Pharmaceuticals	5,260	43,632
†Ultragenyx Pharmaceutical	1,378	58,951
†United Therapeutics	1,687	134,538
†Vanda Pharmaceuticals	3,572	47,436
†Verastem	6,841	8,278
†Vertex Pharmaceuticals	1,236	209,403
†Xencor	3,816	128,714
		12,720,041
Building Products–0.87%
AAON	4,679	214,953
Advanced Drainage Systems	4,887	157,703
Allegion	3,804	394,285
†American Woodmark	1,539	136,832
AO Smith	5,709	272,376
Apogee Enterprises	2,507	97,748
†Armstrong Flooring	1,730	11,055
Armstrong World Industries	4,165	402,756
†Builders FirstSource	12,545	258,113
†Continental Building Products	4,420	120,622
†Cornerstone Building Brands	5,674	34,328
CSW Industrials	1,444	99,679
Fortune Brands Home & Security	9,579	523,971
†Gibraltar Industries	2,829	129,964
Griffon	3,933	82,475
Insteel Industries	1,555	31,924
†JELD-WEN Holding	8,808	169,906
Johnson Controls International	14,268	626,223
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Lennox International	768	$ 186,601
Masco	5,588	232,908
†Masonite International	2,922	169,476
Owens Corning	7,642	482,974
†Patrick Industries	2,395	102,698
†PGT Innovations	5,854	101,099
Quanex Building Products	4,826	87,254
†Resideo Technologies	9,867	141,591
Simpson Manufacturing	2,689	186,536
†Trex	3,250	295,523
Universal Forest Products	6,237	248,732
		6,000,305
Capital Markets–2.92%
Affiliated Managers Group	1,982	165,200
Ameriprise Financial	6,755	993,660
Ares Management	3,703	99,277
Artisan Partners Asset Management Class A	3,849	108,696
Bank of New York Mellon	14,293	646,187
BGC Partners Class A	26,990	148,445
BlackRock	1,725	768,729
Blackstone Group Class A	3,193	155,946
†Blucora	3,219	69,659
†Brightsphere Investment Group	6,971	69,083
Cboe Global Markets	2,456	282,219
Charles Schwab	24,250	1,014,377
CME Group	3,261	689,180
Cohen & Steers	3,857	211,865
†Cowen Class A	1,499	23,070
Diamond Hill Investment Group	308	42,544
†Donnelley Financial Solutions	3,917	48,257
E*TRADE Financial	8,906	389,103
Eaton Vance	8,190	367,977
Evercore Class A	3,008	240,941
FactSet Research Systems	1,301	316,104
Federated Investors Class B	9,305	301,575
Franklin Resources	16,476	475,497
GAIN Capital Holdings	2,244	11,848
GAMCO Investors Class A	694	13,568
Goldman Sachs Group	5,523	1,144,531
Greenhill & Co.	1,658	21,753
Hamilton Lane Class A	1,683	95,864
Houlihan Lokey	1,686	76,039
Interactive Brokers Group Class A	6,630	356,561
Intercontinental Exchange	5,828	537,750
†INTL. FCStone	1,244	51,079
Invesco	15,988	270,837
Janus Henderson Group	8,813	197,940
KKR & Co Class A	1,600	42,960

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Ladenburg Thalmann Financial Services	8,856	$ 20,989
Lazard Class A	8,039	281,365
Legg Mason	4,297	164,102
LPL Financial Holdings	7,250	593,775
MarketAxess Holdings	1,432	468,980
Moelis & Co. Class A	3,614	118,720
Moody's	2,960	606,297
Morgan Stanley	25,927	1,106,305
Morningstar	1,940	283,512
MSCI	2,003	436,153
Nasdaq	4,429	440,021
Northern Trust	5,915	551,988
Oppenheimer Holdings Class A	765	22,996
Piper Jaffray	1,763	133,071
PJT Partners Class A	816	33,211
Raymond James Financial	3,821	315,080
S&P Global	4,177	1,023,281
†Safeguard Scientifics	1,565	17,747
SEI Investments	9,580	567,663
State Street	9,159	542,121
Stifel Financial	4,526	259,702
T. Rowe Price Group	9,147	1,045,045
TD Ameritrade Holding	4,391	205,060
Virtu Financial Class A	5,162	84,450
Virtus Investment Partners	748	82,706
Waddell & Reed Financial Class A	7,035	120,861
Westwood Holdings Group	439	12,147
WisdomTree Investments	12,310	64,320
		20,049,989
Chemicals–2.33%
†AdvanSix	2,562	65,895
†AgroFresh Solutions	1,708	4,492
Air Products & Chemicals	2,237	496,301
Albemarle	4,282	297,685
American Vanguard	2,114	33,190
Ashland Global Holdings	3,222	248,255
†Axalta Coating Systems	15,781	475,797
Balchem	1,569	155,629
Cabot	4,349	197,097
Celanese	6,689	817,998
CF Industries Holdings	7,474	367,721
Chase	890	97,357
Chemours	7,895	117,951
†Corteva	11,192	313,376
†Dow	12,370	589,431
DuPont de Nemours	11,192	798,102
Eastman Chemical	5,577	411,750
Ecolab	2,685	531,737
†Element Solutions	18,605	189,399
†Ferro	7,033	83,411
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Flotek Industries	3,167	$ 6,967
FMC	4,935	432,701
FutureFuel	4,158	49,647
†GCP Applied Technologies	6,782	130,554
Hawkins	885	37,613
HB Fuller	2,849	132,649
Huntsman	19,266	448,127
†Ingevity	2,010	170,528
Innophos Holdings	2,229	72,353
Innospec	2,058	183,450
International Flavors & Fragrances	2,431	298,259
†Intrepid Potash	12,831	41,957
†Koppers Holdings	1,060	30,963
†Kraton	2,937	94,836
Kronos Worldwide	7,704	95,298
Linde	4,834	936,442
†Livent	4,615	30,874
†LSB Industries	2,413	12,499
LyondellBasell Industries Class A	10,381	928,788
Minerals Technologies	3,483	184,912
Mosaic	12,710	260,555
NewMarket	666	314,412
Olin	12,382	231,791
†OMNOVA Solutions	3,545	35,698
PolyOne	6,532	213,270
PPG Industries	10,712	1,269,479
†PQ Group Holdings	660	10,520
Quaker Chemical	833	131,731
Rayonier Advanced Materials	7,464	32,319
RPM International	6,864	472,312
Scotts Miracle-Gro	3,685	375,207
Sensient Technologies	3,215	220,710
Sherwin-Williams	1,323	727,478
Stepan	2,197	213,241
†Trecora Resources	817	7,369
Tredegar	3,415	66,661
Trinseo	3,760	161,492
†Tronox Holdings Class A	5,862	48,655
Valvoline	8,731	192,344
†Venator Materials	3,553	8,669
Westlake Chemical	2,177	142,637
WR Grace & Co.	3,442	229,788
		15,978,329
Commercial Services & Supplies–1.30%
ABM Industries	4,880	177,242
ACCO Brands	7,956	78,526
ADT	3,017	18,917
†Advanced Disposal Services	5,176	168,582
†ARC Document Solutions	3,148	4,281
Brady Class A	2,770	146,949
Brink's	3,738	310,067

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Casella Waste Systems Class A	3,509	$ 150,677
†CECO Environmental	1,187	8,291
†Cimpress	1,819	239,817
Cintas	3,003	805,104
†Civeo	7,562	9,604
†Clean Harbors	4,340	335,048
†Copart	5,801	465,994
Covanta Holding	11,966	206,892
Deluxe	3,759	184,792
Ennis	3,933	79,486
Healthcare Services Group	4,016	97,549
†Heritage-Crystal Clean	2,134	56,551
Herman Miller	5,536	255,154
HNI	3,300	117,150
†Hudson Technologies	1,167	829
†IAA	9,508	396,769
Interface	5,671	81,889
KAR Auction Services	9,508	233,421
Kimball International Class B	3,544	68,399
Knoll	4,930	124,976
LSC Communications	2,753	3,799
Matthews International Class A	3,479	123,122
McGrath RentCorp	2,409	167,642
Mobile Mini	3,771	138,999
MSA Safety	2,159	235,569
†NL Industries	2,090	7,858
†PICO Holdings	1,481	14,943
Pitney Bowes	13,105	59,890
Quad/Graphics	4,623	48,588
Republic Services	10,745	929,980
Rollins	5,703	194,301
RR Donnelley & Sons	1,900	7,163
†SP Plus	1,793	66,341
Steelcase Class A	9,268	170,531
†Stericycle	3,425	174,435
†Team	1,744	31,479
Tetra Tech	3,479	301,838
U.S. Ecology	1,884	120,463
UniFirst	728	142,047
Viad	2,218	148,939
VSE	1,374	46,840
Waste Management	8,376	963,240
		8,920,963
Communications Equipment–1.20%
†Acacia Communications	2,090	136,686
ADTRAN	4,319	48,999
†Applied Optoelectronics	1,210	13,576
†Arista Networks	1,066	254,689
†CalAmp	3,203	36,899
†Calix	2,250	14,378
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Casa Systems	3,998	$ 31,404
†Ciena	8,129	318,901
Cisco Systems	89,033	4,399,121
†CommScope Holding	9,089	106,887
Comtech Telecommunications	2,049	66,592
†Digi International	1,498	20,403
†EchoStar Class A	4,341	171,990
†Extreme Networks	6,236	45,367
†F5 Networks	2,134	299,656
†Harmonic	6,256	41,164
†Infinera	18,222	99,310
InterDigital	2,062	108,193
Juniper Networks	9,673	239,407
†Lumentum Holdings	3,600	192,816
Motorola Solutions	2,693	458,914
†NETGEAR	3,396	109,419
†NetScout Systems	6,765	156,001
†Palo Alto Networks	444	90,501
Plantronics	1,395	52,061
†Ribbon Communications	9,487	55,404
Ubiquiti	2,672	315,991
†ViaSat	2,404	181,069
†Viavi Solutions	10,641	149,027
		8,214,825
Construction & Engineering–0.49%
†AECOM	7,935	298,039
†Aegion	3,333	71,259
†Ameresco Class A	3,022	48,563
Arcosa	2,531	86,585
Argan	2,180	85,652
Comfort Systems USA	3,560	157,459
†Construction Partners Class A	2,150	33,497
†Dycom Industries	2,773	141,562
EMCOR Group	3,811	328,203
Fluor	7,505	143,571
†Goldfield	1,529	3,287
Granite Construction	3,849	123,668
†Great Lakes Dredge & Dock	10,048	105,002
†IES Holdings	1,179	24,276
Jacobs Engineering Group	3,866	353,739
†MasTec	5,994	389,190
†MYR Group	1,677	52,473
†Northwest Pipe	539	15,173
†NV5 Global	1,036	70,728
Primoris Services	5,392	105,737
Quanta Services	7,670	289,926
†Sterling Construction	2,101	27,628
†Tutor Perini	6,372	91,311
Valmont Industries	1,274	176,373
†Willscot	9,608	149,693
		3,372,594

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.22%
Eagle Materials	2,323	$ 209,093
Martin Marietta Materials	1,669	457,473
†Summit Materials Class A	9,322	206,948
Tecnoglass	1,700	13,821
†U.S. Concrete	1,522	84,136
United States Lime & Minerals	277	21,191
Vulcan Materials	3,325	502,873
		1,495,535
Consumer Finance–1.20%
Ally Financial	17,261	572,375
American Express	12,777	1,511,264
Capital One Financial	9,614	874,682
†Credit Acceptance	1,348	621,846
Discover Financial Services	15,411	1,249,678
†Encore Capital Group	3,155	105,140
†Enova International	4,456	92,462
†EZCORP Class A	4,961	32,023
FirstCash	2,903	266,118
†Green Dot Class A	2,915	73,604
†LendingClub	7,603	99,447
Navient	19,693	252,070
Nelnet Class A	2,278	144,881
OneMain Holdings	8,941	327,956
†PRA Group	5,108	172,599
†Regional Management	567	15,967
Santander Consumer USA Holdings	18,724	477,649
SLM	27,460	242,334
Synchrony Financial	29,712	1,012,882
†World Acceptance	929	118,457
		8,263,434
Containers & Packaging–0.94%
†Amcor	33,170	323,408
AptarGroup	4,565	540,724
Avery Dennison	3,405	386,706
Ball	15,239	1,109,552
†Berry Global Group	8,986	352,880
†Crown Holdings	7,419	490,099
Graphic Packaging Holding	26,971	397,822
Greif Class A	2,348	88,966
Greif Class B	709	32,302
International Paper	19,244	804,784
Myers Industries	4,079	71,994
Owens-Illinois	14,147	145,290
Packaging Corp. of America	5,020	532,622
Sealed Air	5,125	212,739
Silgan Holdings	8,348	250,732
Sonoco Products	7,114	414,106
†UFP Technologies	419	16,173
WestRock	7,171	261,383
		6,432,282
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.24%
Core-Mark Holding	3,924	$ 126,019
Genuine Parts	7,165	713,563
†LKQ	13,468	423,569
Pool	1,906	384,440
Weyco Group	507	11,463
		1,659,054
Diversified Consumer Services–0.49%
†Adtalem Global Education	3,961	150,874
†American Public Education	2,363	52,789
†Bright Horizons Family Solutions	2,578	393,145
†Career Education	6,090	96,770
Carriage Services	1,652	33,767
†Chegg	2,227	66,699
Collectors Universe	466	13,272
†frontdoor	2,859	138,862
Graham Holdings Class B	413	274,005
†Grand Canyon Education	3,013	295,877
H&R Block	7,986	188,629
†Houghton Mifflin Harcourt	13,987	74,551
†K12	2,788	73,603
†Laureate Education Class A	6,158	102,069
†Regis	4,078	82,457
†Select Interior Concepts Class A	2,001	25,953
Service Corp. International	11,876	567,791
†ServiceMaster Global Holdings	4,209	235,283
†Sotheby's	3,715	211,681
Strategic Education	1,317	178,954
WW International	1,972	74,581
†Zovio	2,198	4,330
		3,335,942
Diversified Financial Services–0.98%
†Berkshire Hathaway Class B	27,827	5,788,573
†Cannae Holdings	8,010	220,035
Jefferies Financial Group	15,232	280,269
Marlin Business Services	729	18,363
†On Deck Capital	7,801	26,211
Voya Financial	6,997	380,917
		6,714,368
Diversified Telecommunication Services–2.06%
Anterix	1,166	42,209
AT&T	158,045	5,980,423
ATN International	1,618	94,443
CenturyLink	48,426	604,357
†Cincinnati Bell	2,697	13,674
Cogent Communications Holdings	2,631	144,968
Consolidated Communications Holdings	6,890	32,796

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Frontier Communications	1,684	$ 1,460
†GCI Liberty Class A	5,698	353,675
†IDT Class B	1,774	18,680
†Intelsat	5,598	127,634
†Iridium Communications	7,987	169,963
†ORBCOMM	4,983	23,719
Verizon Communications	97,266	5,870,976
†Vonage Holdings	14,080	159,104
†Zayo Group Holdings	14,569	493,889
		14,131,970
Electric Utilities–1.01%
ALLETE	2,509	219,312
Alliant Energy	4,253	229,364
American Electric Power	2,844	266,454
Avangrid	1,317	68,813
Duke Energy	4,167	399,449
Edison International	4,937	372,349
El Paso Electric	2,884	193,459
Entergy	3,265	383,180
Evergy	4,219	280,817
Eversource Energy	5,432	464,273
Exelon	5,988	289,280
FirstEnergy	8,986	433,395
Hawaiian Electric Industries	6,012	274,207
IDACORP	1,690	190,412
MGE Energy	1,792	143,127
NextEra Energy	2,768	644,916
OGE Energy	5,679	257,713
Otter Tail	2,726	146,523
†PG&E	4,692	46,920
Pinnacle West Capital	2,876	279,173
PNM Resources	4,149	216,080
Portland General Electric	3,574	201,466
PPL	10,675	336,156
Southern	5,454	336,894
Xcel Energy	4,298	278,897
		6,952,629
Electrical Equipment–0.87%
Acuity Brands	2,710	365,281
Allied Motion Technologies	758	26,765
AMETEK	7,178	659,084
†Atkore International Group	3,256	98,820
AZZ	2,373	103,368
Eaton	7,651	636,181
Emerson Electric	12,091	808,404
Encore Wire	2,296	129,219
EnerSys	2,817	185,753
†Generac Holdings	4,872	381,672
GrafTech International	10,007	128,090
Hubbell	3,699	486,049
LSI Industries	457	2,385
nVent Electric	7,760	171,030
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Powell Industries	1,009	$ 39,502
Preformed Line Products	449	24,511
Regal Beloit	3,411	248,491
Rockwell Automation	3,377	556,530
†Sensata Technologies Holding	11,913	596,365
†Sunrun	9,740	162,707
†Thermon Group Holdings	3,338	76,707
†TPI Composites	2,494	46,762
†Vicor	1,194	35,247
		5,968,923
Electronic Equipment, Instruments & Components–1.63%
Amphenol Class A	6,365	614,222
†Anixter International	2,817	194,711
†Arlo Technologies	5,053	17,231
†Arrow Electronics	4,841	361,042
Avnet	6,028	268,156
AVX	11,213	170,438
Badger Meter	2,342	125,765
Bel Fuse Class B	886	13,317
Belden	3,941	210,213
Benchmark Electronics	3,326	96,654
CDW	4,006	493,699
Cognex	3,912	192,197
†Coherent	1,139	175,087
Corning	20,229	576,931
CTS	2,254	72,939
Daktronics	2,615	19,312
Dolby Laboratories Class A	2,941	190,106
†ePlus	1,064	80,960
†Fabrinet	2,893	151,304
†FARO Technologies	1,500	72,525
†Fitbit Class A	21,605	82,315
†Flex	20,706	216,688
FLIR Systems	6,615	347,883
†II-VI	6,134	215,996
†Insight Enterprises	3,069	170,913
†IPG Photonics	1,684	228,350
†Itron	3,186	235,637
Jabil	14,145	505,967
KEMET	6,717	122,115
†Keysight Technologies	6,402	622,594
†Kimball Electronics	2,876	41,731
†Knowles	8,883	180,680
Littelfuse	1,254	222,347
Methode Electronics	3,230	108,657
MTS Systems	2,104	116,246
National Instruments	5,162	216,752
†Novanta	2,049	167,444
†OSI Systems	1,634	165,949
PC Connection	2,418	94,060
†Plexus	2,580	161,276
†Rogers	1,055	144,229

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Sanmina	6,838	$ 219,568
†ScanSource	2,416	73,809
SYNNEX	3,349	378,102
TE Connectivity	8,084	753,267
†Tech Data	2,619	273,004
†Trimble	5,743	222,886
†TTM Technologies	9,483	115,645
Vishay Intertechnology	8,859	149,983
†Vishay Precision Group	600	19,644
†Zebra Technologies Class A	2,662	549,357
		11,219,903
Energy Equipment & Services–0.63%
†Apergy	5,096	137,847
Archrock	12,683	126,449
Baker Hughes	9,489	220,145
†Basic Energy Services	2,784	4,009
†C&J Energy Services	7,940	85,196
†Cactus Class A	2,258	65,347
†CARBO Ceramics	560	1,344
Core Laboratories	2,200	102,564
†Diamond Offshore Drilling	13,993	77,801
DMC Global	1,628	71,599
†Dril-Quip	2,977	149,386
†Era Group	1,340	14,150
†Exterran	3,133	40,917
†Forum Energy Technologies	7,605	11,788
†Frank's International	21,445	101,864
†Geospace Technologies	1,182	18,167
Halliburton	17,825	336,001
†Helix Energy Solutions Group	17,552	141,469
Helmerich & Payne	5,797	232,286
†Independence Contract Drilling	1,955	2,346
†ION Geophysical	673	6,138
†Keane Group	9,800	59,388
†Key Energy Services	754	1,123
†KLX Energy Services Holdings	2,464	21,301
Liberty Oilfield Services Class A	5,858	63,442
Mammoth Energy Services	2,622	6,503
†Matrix Service	2,351	40,296
†McDermott International	12,868	25,993
Nabors Industries	28,804	53,863
National Oilwell Varco	10,864	230,317
†Natural Gas Services Group	679	8,698
†NCS Multistage Holdings	724	1,448
†Newpark Resources	12,475	95,059
†Nine Energy Service	1,065	6,571
†Noble	19,130	24,295
†Oceaneering International	8,932	121,029
†Oil States International	5,610	74,613
†Pacific Drilling	300	1,173
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Patterson-UTI Energy	14,628	$ 125,069
†ProPetro Holding	8,008	72,793
RPC	7,313	41,026
Schlumberger	12,880	440,110
†SEACOR Holdings	2,396	112,780
†SEACOR Marine Holdings	1,843	23,167
†Select Energy Services Class A	9,056	78,425
Solaris Oilfield Infrastructure Class A	2,100	28,182
†Superior Energy Services	11,331	1,473
TechnipFMC	13,408	323,669
†TETRA Technologies	6,409	12,882
†Tidewater	3,355	50,694
†Transocean	21,123	94,420
U.S. Silica Holdings	8,053	76,987
Valaris	15,933	76,638
		4,340,240
Entertainment–1.14%
Activision Blizzard	7,877	416,851
AMC Entertainment Holdings Class A	6,725	71,957
Cinemark Holdings	8,197	316,732
†Electronic Arts	3,919	383,357
†Glu Mobile	4,125	20,584
†IMAX	5,889	129,263
Lions Gate Entertainment Class A	6,284	58,127
Lions Gate Entertainment Class B	6,330	55,324
†Live Nation Entertainment	5,276	350,010
†Madison Square Garden Class A	1,022	269,317
Marcus	2,001	74,057
†Netflix	1,478	395,542
†Reading International Class A	1,404	16,792
†Rosetta Stone	700	12,180
†Take-Two Interactive Software	1,987	249,051
Viacom Class A	672	17,647
Viacom Class B	18,622	447,487
Walt Disney	31,994	4,169,458
World Wrestling Entertainment Class A	1,759	125,153
†Zynga Class A	41,823	243,410
		7,822,299
Food & Staples Retailing–1.44%
Andersons	2,422	54,325
†BJ's Wholesale Club Holdings	5,029	130,100
Casey's General Stores	2,858	460,595
†Chefs' Warehouse	2,797	112,775

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Costco Wholesale	6,950	$ 2,002,364
Ingles Markets Class A	1,907	74,106
Kroger	42,500	1,095,650
†Natural Grocers by Vitamin Cottage	2,445	24,426
†Performance Food Group	8,173	376,040
PriceSmart	2,449	174,124
†Rite Aid	1,528	10,620
SpartanNash	3,365	39,808
†Sprouts Farmers Market	9,046	174,950
Sysco	8,552	679,029
†U.S. Foods Holding	10,600	435,660
†United Natural Foods	3,773	43,465
Village Super Market Class A	880	23,276
Walgreens Boots Alliance	20,593	1,138,999
Walmart	23,064	2,737,235
Weis Markets	2,988	113,962
		9,901,509
Food Products–1.76%
Alico	310	10,546
Archer-Daniels-Midland	16,832	691,290
B&G Foods	4,796	90,692
Bunge	7,479	423,461
Calavo Growers	1,639	156,000
Cal-Maine Foods	4,014	160,380
Campbell Soup	10,618	498,197
Conagra Brands	17,381	533,249
†Darling Ingredients	12,541	239,909
Dean Foods	6,682	7,751
†Farmer Brothers	1,079	13,973
Flowers Foods	11,779	272,448
Fresh Del Monte Produce	4,507	153,734
General Mills	12,672	698,481
†Hain Celestial Group	4,249	91,247
Hershey	4,404	682,576
Hormel Foods	10,944	478,581
†Hostess Brands	11,047	154,492
Ingredion	4,964	405,757
J&J Snack Foods	1,165	223,680
JM Smucker	3,964	436,119
John B Sanfilippo & Son	872	84,235
Kellogg	11,740	755,469
Kraft Heinz	9,121	254,795
Lamb Weston Holdings	2,625	190,890
Lancaster Colony	1,375	190,644
†Landec	2,083	22,642
†Lifeway Foods	699	1,531
Limoneira	992	18,213
McCormick & Co Non-Voting Shares	4,200	656,460
Mondelez International Class A	13,538	748,922
†Pilgrim's Pride	12,586	403,319
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Post Holdings	5,163	$ 546,452
Sanderson Farms	1,711	258,926
Seaboard	55	240,625
†Seneca Foods Class A	364	11,350
†Simply Good Foods	6,162	178,637
Tootsie Roll Industries	1,505	55,896
†TreeHouse Foods	4,349	241,152
Tyson Foods Class A	9,216	793,866
		12,076,587
Gas Utilities–0.25%
Atmos Energy	2,140	243,725
Chesapeake Utilities	1,108	105,615
National Fuel Gas	2,570	120,584
New Jersey Resources	4,338	196,164
Northwest Natural Holding	1,838	131,123
ONE Gas	2,252	216,440
South Jersey Industries	4,505	148,259
Southwest Gas Holdings	1,839	167,422
Spire	2,561	223,422
UGI	3,015	151,564
		1,704,318
Health Care Equipment & Supplies–2.22%
Abbott Laboratories	15,798	1,321,819
†ABIOMED	714	127,013
†Accuray	4,267	11,820
†Align Technology	1,584	286,577
†AngioDynamics	3,064	56,439
Atrion	84	65,450
†Avanos Medical	3,726	139,576
Baxter International	6,106	534,092
Becton Dickinson & Co.	2,608	659,720
†Boston Scientific	7,929	322,631
Cantel Medical	2,139	159,997
CONMED	2,222	213,645
Cooper	1,351	401,247
†CryoLife	2,557	69,423
†Cutera	403	11,780
Danaher	6,536	943,994
DENTSPLY SIRONA	8,982	478,830
†DexCom	500	74,620
†Edwards Lifesciences	1,760	387,042
†Globus Medical Class A	3,851	196,863
†Haemonetics	2,807	354,075
†Heska	416	29,482
Hill-Rom Holdings	3,704	389,772
†Hologic	13,363	674,698
†ICU Medical	621	99,112
†IDEXX Laboratories	2,199	597,974
†Inogen	544	26,063
†Insulet	584	96,319
†Integer Holdings	2,023	152,858

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integra LifeSciences Holdings	4,931	$ 296,205
†Intuitive Surgical	690	372,552
Invacare	2,243	16,823
†Lantheus Holdings	3,024	75,797
LeMaitre Vascular	1,009	34,488
†LivaNova	1,899	140,127
†Masimo	1,480	220,209
Medtronic	13,278	1,442,256
Meridian Bioscience	2,980	28,280
†Merit Medical Systems	2,381	72,525
Mesa Laboratories	195	46,365
†Natus Medical	2,866	91,253
†Neogen	1,290	87,862
†Novocure	459	34,324
†NuVasive	1,921	121,753
†Nuvectra	338	460
†OraSure Technologies	3,929	29,350
†Orthofix Medical	1,631	86,476
†Oxford Immunotec Global	1,586	26,375
†Penumbra	250	33,623
†Quidel	1,784	109,448
ResMed	2,939	397,088
†RTI Surgical	5,064	14,432
†SeaSpine Holdings	660	8,059
STERIS	2,005	289,702
Stryker	2,695	582,928
†Surmodics	576	26,346
Teleflex	1,116	379,161
Utah Medical Products	304	29,135
†Varex Imaging	2,809	80,169
†Varian Medical Systems	1,862	221,746
West Pharmaceutical Services	2,048	290,447
†Wright Medical Group	3,860	79,632
Zimmer Biomet Holdings	4,247	582,986
		15,231,313
Health Care Providers & Services–2.49%
†Acadia Healthcare	6,534	203,077
†Addus HomeCare	1,037	82,213
†Amedisys	1,895	248,264
†American Renal Associates Holdings	1,885	11,913
AmerisourceBergen	7,271	598,621
†AMN Healthcare Services	4,312	248,199
Anthem	4,512	1,083,331
†Apollo Medical Holdings	699	12,316
†BioTelemetry	1,654	67,367
†Brookdale Senior Living	18,477	140,056
†Capital Senior Living	1,634	7,157
Cardinal Health	9,304	439,056
†Centene	8,936	386,571
Chemed	949	396,274
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Cigna	9,457	$ 1,435,478
†Community Health Systems	5,888	21,197
†CorVel	1,434	108,554
†Covetrus	2,511	29,856
†Cross Country Healthcare	2,183	22,485
CVS Health	19,585	1,235,226
†DaVita	6,324	360,911
†Diplomat Pharmacy	8,370	41,013
Encompass Health	8,500	537,880
Ensign Group	4,466	211,822
†Enzo Biochem	4,475	16,110
†Five Star Senior Living	461	210
†Guardant Health	654	41,745
†Hanger	1,874	38,192
HCA Healthcare	1,747	210,374
†HealthEquity	1,296	74,060
†Henry Schein	5,092	323,342
Humana	2,098	536,396
†Laboratory Corp of America Holdings	3,195	536,760
†LHC Group	1,435	162,959
†Magellan Health	2,574	159,845
McKesson	6,312	862,598
†MEDNAX	6,230	140,923
†Molina Healthcare	3,980	436,685
National HealthCare	1,341	109,761
National Research Class A	1,656	95,634
†Option Care Health	3,413	10,922
Owens & Minor	4,089	23,757
Patterson	8,147	145,179
†PetIQ	1,642	44,761
†Premier Class A	5,444	157,440
†Providence Service	1,393	82,828
Quest Diagnostics	4,224	452,095
†Quorum Health	1,472	1,781
†R1 RCM	1,877	16,762
†RadNet	3,391	48,695
†Select Medical Holdings	11,079	183,579
†Surgery Partners	2,617	19,326
†Tenet Healthcare	7,697	170,258
†Tivity Health	4,989	82,967
†Triple-S Management Class B	2,892	38,753
U.S. Physical Therapy	663	86,555
UnitedHealth Group	13,469	2,927,083
Universal Health Services Class B	3,346	497,717
†WellCare Health Plans	1,638	424,520
		17,089,409
Health Care Technology–0.28%
†Allscripts Healthcare Solutions	17,867	196,180
†Castlight Health Class B	4,422	6,235
Cerner	11,189	762,754

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
Computer Programs & Systems	313	$ 7,077
†Evolent Health Class A	8,471	60,907
†HealthStream	2,713	70,240
†HMS Holdings	3,921	135,137
†Inovalon Holdings Class A	2,237	36,664
†Inspire Medical Systems	1,424	86,892
†Medidata Solutions	982	89,853
†NextGen Healthcare	5,227	81,907
†Omnicell	1,955	141,288
†Teladoc Health	1,764	119,458
†Veeva Systems Class A	886	135,283
		1,929,875
Hotels, Restaurants & Leisure–2.12%
Aramark	15,277	665,772
BBX Capital	5,112	23,873
†Biglari Holdings Class A	5	2,806
†Biglari Holdings Class B	131	14,279
BJ's Restaurants	2,258	87,701
Bloomin' Brands	6,385	120,868
Boyd Gaming	3,072	73,574
Brinker International	2,294	97,885
†Caesars Entertainment	14,556	169,723
Carnival	8,041	351,472
†Carrols Restaurant Group	3,714	30,789
Cheesecake Factory	4,371	182,183
†Chipotle Mexican Grill	686	576,562
Choice Hotels International	2,305	205,053
Churchill Downs	1,556	192,096
†Chuy's Holdings	1,208	29,910
Cracker Barrel Old Country Store	1,986	323,023
Darden Restaurants	4,985	589,327
Dave & Buster's Entertainment	3,378	131,573
†Del Taco Restaurants	2,099	21,462
†Denny's	3,309	75,329
Dine Brands Global	1,438	109,087
Domino's Pizza	810	198,118
†Drive Shack	2,401	10,348
Dunkin' Brands Group	3,151	250,063
†El Pollo Loco Holdings	3,403	37,297
†Eldorado Resorts	3,038	121,125
Extended Stay America	8,699	127,353
†Fiesta Restaurant Group	1,638	17,068
†Habit Restaurants Class A	628	5,489
†Hilton Grand Vacations	7,362	235,584
Hilton Worldwide Holdings	7,642	711,547
Hyatt Hotels Class A	1,871	137,837
International Game Technology	8,417	119,606
Jack in the Box	1,505	137,136
Las Vegas Sands	8,336	481,487
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Lindblad Expeditions Holdings	3,242	$ 54,336
Marriott International Class A	4,886	607,672
Marriott Vacations Worldwide	3,030	313,938
McDonald's	4,575	982,298
MGM Resorts International	14,466	400,997
Nathan's Famous	298	21,411
†Norwegian Cruise Line Holdings	9,314	482,186
Papa John's International	1,423	74,494
†Penn National Gaming	4,655	86,699
†Planet Fitness Class A	4,259	246,468
†Playa Hotels & Resorts	8,515	66,672
†PlayAGS	1,440	14,803
†Potbelly	1,460	6,366
†Red Lion Hotels	900	5,832
†Red Robin Gourmet Burgers	1,284	42,706
Red Rock Resorts Class A	5,032	102,175
Royal Caribbean Cruises	5,426	587,799
Ruth's Hospitality Group	3,701	75,556
†Scientific Games Class A	3,331	67,786
†SeaWorld Entertainment	6,745	177,528
†Shake Shack Class A	1,683	165,001
Six Flags Entertainment	3,105	157,703
Starbucks	12,201	1,078,812
Texas Roadhouse	4,309	226,309
Vail Resorts	1,126	256,233
Wendy's	13,624	272,207
Wingstop	1,345	117,392
Wyndham Destinations	3,985	183,390
Wyndham Hotels & Resorts	5,462	282,604
Wynn Resorts	4,658	506,418
Yum Brands	2,207	250,340
		14,578,536
Household Durables–1.10%
Bassett Furniture Industries	722	11,047
†Beazer Homes USA	5,198	77,450
†Cavco Industries	841	161,548
†Century Communities	4,298	131,648
CSS Industries	543	2,156
DR Horton	15,093	795,552
Ethan Allen Interiors	3,964	75,712
Flexsteel Industries	419	6,210
Garmin	4,366	369,756
†GoPro Class A	2,100	10,888
†Green Brick Partners	3,200	34,240
Hamilton Beach Brands Holding Class A	652	10,543
†Helen of Troy	1,664	262,346
Hooker Furniture	831	17,817
†Installed Building Products	1,990	114,107
†iRobot	2,378	146,651

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
KB Home	5,148	$ 175,032
La-Z-Boy	4,782	160,627
Leggett & Platt	6,032	246,950
Lennar Class A	9,688	541,075
Lennar Class B	563	24,980
†LGI Homes	2,016	167,973
†Libbey	1,451	4,861
Lifetime Brands	785	6,947
†M/I Homes	1,091	41,076
MDC Holdings	6,267	270,108
†Meritage Homes	2,325	163,564
†Mohawk Industries	2,753	341,565
†New Home	448	1,953
Newell Brands	15,227	285,049
†NVR	36	133,825
PulteGroup	19,545	714,370
†Roku	728	74,081
†Skyline Champion	4,969	149,517
†Taylor Morrison Home	8,011	207,805
†Tempur Sealy International	3,929	303,319
Toll Brothers	7,489	307,423
†TopBuild	2,631	253,707
†TRI Pointe Group	8,843	132,999
Tupperware Brands	2,421	38,421
†Turtle Beach	601	7,014
†Universal Electronics	1,209	61,538
Whirlpool	2,778	439,924
†William Lyon Homes Class A	3,430	69,835
†ZAGG	2,221	13,926
		7,567,135
Household Products–0.91%
†Central Garden & Pet	894	26,131
†Central Garden & Pet Class A	4,361	120,909
Church & Dwight	8,080	607,939
Clorox	3,633	551,744
Colgate-Palmolive	5,372	394,896
Kimberly-Clark	2,874	408,252
Oil-Dri Corp. of America	282	9,605
Procter & Gamble	30,948	3,849,312
Spectrum Brands Holdings	3,230	170,275
WD-40	775	142,243
		6,281,306
Independent Power and Renewable Electricity Producers–0.32%
AES	17,784	290,590
†Atlantic Power	7,500	17,550
Atlantica Yield	7,530	181,398
Clearway Energy Class A	2,006	34,784
Clearway Energy Class C	3,534	64,495
NRG Energy	13,106	518,998
Ormat Technologies	2,822	209,646
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
Pattern Energy Group Class A	6,775	$ 182,451
TerraForm Power Class A	10,576	192,748
Vistra Energy	18,296	489,052
		2,181,712
Industrial Conglomerates–0.69%
3M	10,088	1,658,467
Carlisle	3,373	490,907
General Electric	57,128	510,724
Honeywell International	9,898	1,674,742
Raven Industries	3,094	103,525
Roper Technologies	850	303,110
		4,741,475
Insurance–3.54%
Aflac	14,735	770,935
†Alleghany	532	424,408
Allstate	6,598	717,071
†Ambac Financial Group	2,234	43,675
American Equity Investment Life Holding	7,529	182,202
American Financial Group	3,402	366,906
American International Group	13,156	732,789
American National Insurance	1,541	190,668
AMERISAFE	1,468	97,049
Aon	4,146	802,541
†Arch Capital Group	11,382	477,816
Argo Group International Holdings	2,598	182,484
Arthur J. Gallagher & Co.	5,072	454,299
Assurant	3,264	410,676
Assured Guaranty	5,886	261,692
†Athene Holding Class A	8,668	364,576
Axis Capital Holdings	4,046	269,949
†Brighthouse Financial	5,987	242,294
Brown & Brown	14,450	521,067
Chubb	6,233	1,006,256
Cincinnati Financial	4,747	553,833
CNA Financial	800	39,400
CNO Financial Group	6,176	97,766
Crawford & Co. Class A	1,300	14,144
Crawford & Co. Class B	2,614	26,375
Donegal Group Class A	996	14,601
†eHealth	1,984	132,511
Employers Holdings	3,289	143,335
†Enstar Group	1,075	204,164
Erie Indemnity Class A	1,777	329,900
Everest Re Group	1,360	361,882
FBL Financial Group Class A	1,968	117,116
FedNat Holding	630	8,814
Fidelity National Financial	7,732	343,378

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
First American Financial	6,407	$ 378,077
†Genworth Financial Class A	22,919	100,844
Global Indemnity	1,056	26,368
Globe Life	3,421	327,595
†Greenlight Capital Re Class A	1,907	20,024
†Hallmark Financial Services	1,100	21,043
Hanover Insurance Group	2,039	276,366
Hartford Financial Services Group	16,135	977,942
HCI Group	887	37,289
Heritage Insurance Holdings	4,237	63,343
Horace Mann Educators	3,431	158,958
Independence Holding	654	25,238
Investors Title	124	19,852
James River Group Holdings	3,525	180,621
Kemper	3,591	279,918
Kinsale Capital Group	936	96,698
Loews	9,293	478,404
†Maiden Holdings	5,521	4,141
†Markel	500	590,950
Marsh & McLennan	6,744	674,737
Mercury General	4,124	230,449
MetLife	11,767	554,932
National General Holdings	7,115	163,787
National Western Life Group Class A	298	79,974
†NI Holdings	863	14,792
Old Republic International	16,763	395,104
Primerica	3,375	429,401
Principal Financial Group	10,514	600,770
ProAssurance	5,089	204,934
Progressive	10,928	844,188
Protective Insurance Class B	771	13,454
Prudential Financial	6,044	543,658
Reinsurance Group of America	2,470	394,904
RenaissanceRe Holdings	2,040	394,638
RLI	2,059	191,302
Safety Insurance Group	1,159	117,441
Selective Insurance Group	3,458	260,007
State Auto Financial	4,199	136,006
Stewart Information Services	1,688	65,478
†Third Point Reinsurance	9,845	98,352
Tiptree Financial Class A	1,600	11,648
Travelers	6,800	1,011,092
United Fire Group	2,734	128,443
United Insurance Holdings	4,881	68,285
Universal Insurance Holdings	3,924	117,681
Unum Group	9,940	295,417
White Mountains Insurance Group	255	275,400
Willis Towers Watson	3,133	604,575
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
WR Berkley	5,500	$ 397,265
		24,288,357
Interactive Media & Services–1.94%
†Alphabet Class A	2,706	3,304,405
†Alphabet Class C	2,823	3,441,237
†ANGI Homeservices Class A	1,639	11,612
†Care.com	2,011	21,015
†Cargurus	1,340	41,473
†Cars.com	6,651	59,726
†DHI Group	3,155	12,147
†Facebook Class A	28,974	5,159,690
†InterActiveCorp	1,003	218,624
†Liberty TripAdvisor Holdings Class A	5,610	52,790
Match Group	1,908	136,307
†Meet Group	4,249	13,915
†QuinStreet	3,300	41,547
†Snap Class A	11,775	186,045
†TripAdvisor	4,445	171,933
†TrueCar	6,947	23,620
†Twitter	3,136	129,203
†Yelp	3,429	119,158
†Zedge Class B	591	987
†Zillow Group Class A	1,331	39,324
†Zillow Group Class C	5,458	162,758
		13,347,516
Internet & Direct Marketing Retail–2.65%
†1-800-Flowers.com Class A	4,321	63,929
†Amazon.com	8,089	14,041,776
†Booking Holdings	703	1,379,715
†Duluth Holdings Class B	753	6,385
eBay	17,111	666,987
†Etsy	2,606	147,239
Expedia Group	6,604	887,644
†Groupon	52,099	138,583
†GrubHub	2,780	156,264
†Lands' End	2,935	33,298
†Liquidity Services	1,758	13,009
PetMed Express	1,442	25,985
†Quotient Technology	9,821	76,800
†Qurate Retail	19,960	205,887
†Rubicon Project	543	4,729
†Shutterstock	2,288	82,643
†Stamps.com	864	64,325
†Wayfair Class A	1,590	178,271
		18,173,469
IT Services–4.32%
Accenture Class A	10,168	1,955,815
†Akamai Technologies	4,923	449,864
Alliance Data Systems	2,682	343,645
Amdocs	5,140	339,805

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Automatic Data Processing	6,362	$ 1,026,954
†Black Knight	4,761	290,707
Booz Allen Hamilton Holding	6,927	491,956
Broadridge Financial Solutions	3,987	496,102
†CACI International Class A	1,159	268,030
†Carbonite	2,706	41,916
†Cardtronics Class A	4,756	143,821
Cass Information Systems	1,074	57,985
Cognizant Technology Solutions Class A	9,382	565,406
†Conduent	11,528	71,704
†CoreLogic	6,096	282,062
CSG Systems International	2,863	147,960
DXC Technology	10,898	321,491
†Endurance International Group Holdings	9,665	36,244
†EPAM Systems	1,122	204,563
†Euronet Worldwide	2,921	427,342
EVERTEC	6,669	208,206
†ExlService Holdings	2,649	177,377
Fidelity National Information Services	9,173	1,217,807
†Fiserv	11,927	1,235,518
†FleetCor Technologies	3,713	1,064,814
†Gartner	1,833	262,101
Genpact	11,702	453,452
Global Payments	7,346	1,168,014
†GoDaddy Class A	3,455	227,961
†GTT Communications	3,367	31,717
Hackett Group	2,748	45,232
†Internap	676	1,744
International Business Machines	17,466	2,539,906
Jack Henry & Associates	2,216	323,470
KBR	12,654	310,529
Leidos Holdings	4,371	375,381
†Limelight Networks	3,333	10,099
†LiveRamp Holdings	4,679	201,010
ManTech International Class A	2,055	146,748
Mastercard Class A	15,752	4,277,771
MAXIMUS	4,397	339,712
†MongoDB	338	40,722
NIC	3,826	79,007
†Okta	562	55,335
Paychex	4,919	407,146
†PayPal Holdings	5,888	609,938
†Perficient	2,585	99,729
Perspecta	11,521	300,929
†PFSweb	867	2,194
Presidio	4,554	76,963
†PRGX Global	1,040	5,356
Sabre	15,264	341,837
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Science Applications International	4,049	$ 353,680
†Square Class A	731	45,285
†StarTek	1,400	9,058
†Sykes Enterprises	3,944	120,844
TTEC Holdings	3,257	155,945
†Twilio Class A	1,633	179,565
†Unisys	1,659	12,326
†VeriSign	1,786	336,893
†Virtusa	1,810	65,196
Visa Class A	18,269	3,142,451
Western Union	14,480	335,502
†WEX	1,521	307,348
		29,665,190
Leisure Products–0.24%
Acushnet Holdings	5,195	137,148
†American Outdoor Brands	7,215	42,208
Brunswick	5,296	276,027
Callaway Golf	6,732	130,668
Clarus	1,200	14,070
Hasbro	3,451	409,599
Johnson Outdoors Class A	1,230	72,029
†Malibu Boats Class A	1,584	48,597
Marine Products	2,133	30,203
†Mastercraft Boat Holgings	1,439	21,477
†Mattel	7,163	81,587
†Nautilus	3,253	4,392
Polaris Industries	3,553	312,700
†Vista Outdoor	8,211	50,826
		1,631,531
Life Sciences Tools & Services–0.84%
Agilent Technologies	7,671	587,829
†Bio-Rad Laboratories Class A	747	248,557
Bio-Techne	1,047	204,866
Bruker	8,583	377,051
†Cambrex	2,850	169,575
†Charles River Laboratories International	3,473	459,721
†Illumina	825	250,982
†IQVIA Holdings	2,534	378,529
Luminex	3,980	82,187
†Medpace Holdings	2,523	212,033
†Mettler-Toledo International	705	496,602
†NeoGenomics	2,833	54,167
PerkinElmer	2,397	204,152
†PRA Health Sciences	2,803	278,142
†Syneos Health	5,635	299,838
Thermo Fisher Scientific	3,670	1,068,961
†Waters	1,785	398,466
		5,771,658

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.44%
Actuant Class A	5,276	$ 115,755
AGCO	4,680	354,276
Alamo Group	871	102,534
Albany International Class A	2,141	193,033
Allison Transmission Holdings	7,945	373,812
Altra Industrial Motion	3,057	84,664
Astec Industries	2,898	90,128
Barnes Group	3,140	161,836
†Blue Bird	812	15,456
Briggs & Stratton	4,397	26,646
Caterpillar	13,483	1,703,038
†Chart Industries	1,938	120,854
†CIRCOR International	1,941	72,885
†Colfax	7,284	211,673
Columbus McKinnon	1,631	59,417
†Commercial Vehicle Group	4,182	30,152
Crane	4,090	329,777
Cummins	8,107	1,318,766
Deere & Co.	6,758	1,139,939
Donaldson	7,438	387,371
Douglas Dynamics	2,086	92,973
Dover	7,026	699,509
EnPro Industries	2,155	147,941
ESCO Technologies	1,884	149,891
†Evoqua Water Technologies	1,915	32,593
Federal Signal	5,085	166,483
Flowserve	6,513	304,222
Fortive	7,118	488,010
Franklin Electric	2,894	138,362
†FreightCar America	1,097	5,320
†Gardner Denver Holdings	12,963	366,723
Gorman-Rupp	2,146	74,659
Graco	8,921	410,723
Graham	501	9,950
Greenbrier	2,807	84,547
†Harsco	8,374	158,771
Helios Technologies	3,251	131,893
Hillenbrand	5,874	181,389
Hurco	300	9,651
Hyster-Yale Materials Handling	834	45,645
IDEX	2,900	475,252
Illinois Tool Works	5,680	888,863
Ingersoll-Rand	5,122	631,082
ITT	6,595	403,548
John Bean Technologies	1,844	183,349
Kadant	1,291	113,337
Kennametal	6,189	190,250
†LB Foster Class A	762	16,513
Lincoln Electric Holdings	3,689	320,058
Lindsay	939	87,186
†Lydall	1,558	38,810
†Manitowoc	4,595	57,437
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Meritor	5,751	$ 106,393
†Middleby	3,292	384,835
†Milacron Holdings	8,649	144,179
Miller Industries	637	21,212
Mueller Industries	5,954	170,761
Mueller Water Products Class A	12,388	139,241
†Navistar International	5,881	165,315
NN	5,648	40,270
Nordson	3,551	519,369
Omega Flex	460	47,035
Oshkosh	5,048	382,638
PACCAR	16,952	1,186,810
Parker-Hannifin	4,839	873,972
Park-Ohio Holdings	1,241	37,056
Pentair	10,386	392,591
†Proto Labs	1,067	108,941
†RBC Bearings	901	149,485
REV Group	6,172	70,546
†Rexnord	6,889	186,347
Snap-on	2,213	346,423
Spartan Motors	2,371	32,530
†SPX	3,696	147,877
†SPX FLOW	3,749	147,936
Standex International	1,093	79,723
Stanley Black & Decker	4,062	586,593
Tennant	1,973	139,491
Terex	4,483	116,423
Timken	4,369	190,095
Titan International	6,689	18,060
Toro	5,792	424,554
†TriMas	3,116	95,505
Trinity Industries	9,842	193,691
†Twin Disc	600	6,354
Wabash National	4,805	69,721
†WABCO Holdings	3,411	456,221
Wabtec	3,986	286,434
Watts Water Technologies Class A	1,597	149,687
†Welbilt	6,195	104,448
Woodward	3,381	364,573
Xylem	6,675	531,463
		23,611,750
Marine–0.08%
Costamare	9,757	59,225
†Eagle Bulk Shipping	3,776	16,520
†Genco Shipping & Trading	2,086	19,191
Golden Ocean Group	4,204	24,467
†Kirby	2,999	246,398
Matson	4,287	160,805
Scorpio Bulkers	5,333	32,425
		559,031

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–2.23%
†Altice USA Class A	24,937	$ 715,193
†AMC Networks Class A	3,099	152,347
†Boston Omaha Class A	1,027	20,365
Cable One	331	415,306
CBS Class B	15,306	617,903
†Central European Media Enterprises Class A	4,800	21,576
†Charter Communications Class A	4,049	1,668,674
Comcast Class A	113,085	5,097,872
†comScore	4,616	8,817
†Cumulus Media Class A	600	8,724
†Discovery Class A	5,913	157,463
†Discovery Class C	12,408	305,485
†DISH Network Class A	11,843	403,491
Emerald Expositions Events	6,001	58,390
Entercom Communications Class A	12,190	40,715
Entravision Communications Class A	4,034	12,828
EW Scripps Class A	5,690	75,563
†Fluent	1,021	2,792
Fox Class A	11,174	352,372
†Fox Class B	6,043	190,596
Gannett	9,937	106,723
†Gray Television	5,362	87,508
†Hemisphere Media Group	308	3,764
Interpublic Group	7,090	152,860
John Wiley & Sons Class A	3,420	150,275
†Liberty Broadband Class A	907	94,800
†Liberty Broadband Class C	4,517	472,794
†Liberty Latin America Class A	1,600	27,312
†Liberty Latin America Class C	9,575	163,685
†Liberty Media-Liberty Braves Class A	161	4,481
†Liberty Media-Liberty Braves Class C	1,514	42,013
†Liberty Media-Liberty Formula One Class A	1,504	59,543
†Liberty Media-Liberty Formula One Class C	7,769	323,113
†Liberty Media-Liberty SiriusXM Class A	3,100	128,867
†Liberty Media-Liberty SiriusXM Class C	6,835	286,797
†Loral Space & Communications	853	35,314
Meredith	2,966	108,733
†MSG Networks Class A	4,884	79,218
National CineMedia	6,168	50,578
New Media Investment Group	6,202	54,640
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
New York Times Class A	6,656	$ 189,563
News Class A	19,046	265,120
News Class B	8,462	120,964
Nexstar Media Group Class A	3,557	363,917
Omnicom Group	8,049	630,237
Saga Communications Class A	635	18,891
Scholastic	3,218	121,512
Sinclair Broadcast Group Class A	6,006	256,696
Sirius XM Holdings	40,536	253,553
†TechTarget	2,724	61,358
TEGNA	17,113	265,765
Tribune Publishing	3,161	27,121
†Urban One	4,509	8,973
		15,343,160
Metals & Mining–0.76%
†AK Steel Holding	14,640	33,233
†Alcoa	11,273	226,249
†Allegheny Technologies	9,446	191,282
†Ampco-Pittsburgh	782	2,878
Carpenter Technology	3,755	193,983
†Century Aluminum	10,065	66,781
Cleveland-Cliffs	20,537	148,277
†Coeur Mining	22,330	107,407
Commercial Metals	11,541	200,583
Compass Minerals International	3,198	180,655
†Ferroglobe	9,406	10,629
Freeport-McMoRan	58,126	556,266
Gold Resource	3,674	11,206
Haynes International	2,063	73,938
Hecla Mining	47,753	84,045
Kaiser Aluminum	589	58,293
Materion	1,779	109,160
Newmont Goldcorp	14,800	561,216
Nexa Resources SA	2,545	23,949
Nucor	11,082	564,185
Olympic Steel	623	8,971
Reliance Steel & Aluminum	3,940	392,660
Royal Gold	2,859	352,257
†Ryerson Holding	2,843	24,251
Schnitzer Steel Industries Class A	3,611	74,603
Southern Copper	3,131	106,861
Steel Dynamics	13,428	400,154
†SunCoke Energy	6,128	34,562
†TimkenSteel	6,202	39,011
United States Steel	12,149	140,321
†Universal Stainless & Alloy Products	352	5,491
Warrior Met Coal	5,010	97,795

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Worthington Industries	4,428	$ 159,629
		5,240,781
Multiline Retail–0.71%
Big Lots	4,696	115,052
Dillard's Class A	1,631	107,825
Dollar General	5,010	796,289
†Dollar Tree	8,493	969,561
†JC Penney	20,415	18,147
Kohl's	9,455	469,535
Macy's	17,805	276,690
Nordstrom	8,818	296,902
†Ollie's Bargain Outlet Holdings	1,810	106,138
Target	15,928	1,702,863
†Tuesday Morning	170	267
		4,859,269
Multi-Utilities–0.59%
Ameren	4,126	330,286
Avista	2,686	130,110
Black Hills	3,383	259,578
CenterPoint Energy	8,353	252,094
CMS Energy	4,857	310,605
Consolidated Edison	3,557	336,030
Dominion Energy	4,857	393,611
DTE Energy	2,942	391,168
MDU Resources Group	10,452	294,642
NiSource	8,137	243,459
NorthWestern	2,419	181,546
Public Service Enterprise Group	3,664	227,461
Sempra Energy	1,491	220,087
Unitil	1,166	73,971
WEC Energy Group	4,462	424,336
		4,068,984
Oil, Gas & Consumable Fuels–4.31%
†Abraxas Petroleum	10,604	5,382
†Amplify Energy	1,381	8,521
†Antero Resources	13,414	40,510
Apache	21,053	538,957
Arch Coal Class A	1,849	137,196
†Ardmore Shipping	2,791	18,672
Berry Petroleum	3,410	31,918
†Bonanza Creek Energy	1,860	41,645
Cabot Oil & Gas	16,926	297,390
†California Resources	3,546	36,169
†Callon Petroleum	23,784	103,223
†Carrizo Oil & Gas	7,644	65,624
†Centennial Resource Development Class A	17,052	76,990
†Cheniere Energy	4,284	270,149
†Chesapeake Energy	74,322	104,794
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron	37,009	$ 4,389,267
Cimarex Energy	3,598	172,488
†Clean Energy Fuels	20,933	43,227
†CNX Resources	20,491	148,765
Concho Resources	6,615	449,158
ConocoPhillips	33,804	1,926,152
†CONSOL Energy	2,615	40,872
†Contango Oil & Gas	934	2,597
†Continental Resources	7,040	216,762
CVR Energy	6,732	296,410
Delek US Holdings	6,818	247,493
†Denbury Resources	37,494	44,618
Devon Energy	16,719	402,259
DHT Holdings	15,813	97,250
Diamondback Energy	5,520	496,303
†Dorian LPG	6,070	62,885
EnLink Midstream	17,018	144,653
EOG Resources	16,362	1,214,388
EQT	7,712	82,056
Equitrans Midstream	6,046	87,969
Evolution Petroleum	2,220	12,965
†Extraction Oil & Gas	7,998	23,514
Exxon Mobil	75,009	5,296,385
GasLog	6,595	84,746
Green Plains	4,617	48,917
†Gulfport Energy	14,171	38,403
Hallador Energy	143	518
Hess	9,912	599,478
†HighPoint Resources	10,171	16,172
HollyFrontier	9,830	527,281
†International Seaways	2,758	53,119
†Jagged Peak Energy	5,969	43,335
Kinder Morgan	41,771	860,900
Kosmos Energy	26,917	167,962
†Laredo Petroleum	18,593	44,809
Marathon Oil	39,984	490,604
Marathon Petroleum	14,494	880,510
†Matador Resources	8,938	147,745
†Montage Resources	889	3,360
Murphy Oil	13,142	290,570
NACCO Industries Class A	326	20,835
Noble Energy	17,276	388,019
†Northern Oil and Gas	30,630	60,035
†Oasis Petroleum	23,821	82,421
Occidental Petroleum	23,757	1,056,474
ONEOK	10,761	792,978
†Overseas Shipholding Group Class A	5,002	8,754
†Pacific Ethanol	1,059	597
Panhandle Oil and Gas Class A	655	9,157
†Par Pacific Holdings	5,026	114,894
Parsley Energy Class A	12,318	206,942
PBF Energy Class A	9,957	270,731

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†PDC Energy	4,677	$ 129,787
Peabody Energy	9,294	136,808
†Penn Virginia	1,090	31,686
Phillips 66	4,695	480,768
Pioneer Natural Resources	5,051	635,264
QEP Resources	18,573	68,720
Range Resources	17,978	68,676
†Renewable Energy Group	2,053	30,805
†REX American Resources	540	41,218
†Ring Energy	3,629	5,952
†SandRidge Energy	3,035	14,264
Scorpio Tankers	4,953	147,401
SemGroup Class A	8,701	142,174
Ship Finance International	10,126	142,169
†SilverBow Resources	419	4,060
SM Energy	11,376	110,233
†Southwestern Energy	45,835	88,462
†SRC Energy	19,700	91,802
†Talos Energy	4,058	82,499
Targa Resources	9,031	362,775
Teekay	3,211	12,844
†Teekay Tankers Class A	3,937	5,118
†Unit	6,900	23,322
Valero Energy	9,585	817,025
†W&T Offshore	6,926	30,267
†Whiting Petroleum	6,799	54,596
Williams	14,655	352,599
World Fuel Services	7,166	286,210
†WPX Energy	21,391	226,531
		29,609,877
Paper & Forest Products–0.16%
Boise Cascade	3,480	113,413
†Clearwater Paper	1,500	31,680
Domtar	5,617	201,145
Louisiana-Pacific	10,205	250,839
Mercer International	6,179	77,485
Neenah	1,497	97,485
PH Glatfelter	5,189	79,859
Resolute Forest Products	6,285	29,539
Schweitzer-Mauduit International	3,473	130,029
†Verso Class A	4,362	54,001
		1,065,475
Personal Products–0.30%
†Avon Products	24,134	106,190
Coty Class A	23,598	248,015
†Edgewell Personal Care	4,316	140,227
†elf Beauty	1,640	28,716
Estee Lauder Class A	3,820	759,989
†Herbalife Nutrition	4,218	159,693
Inter Parfums	2,061	144,208
Medifast	1,136	117,724
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
Natural Health Trends	462	$ 3,271
†Nature's Sunshine Products	909	7,536
Nu Skin Enterprises Class A	4,084	173,692
†Revlon Class A	1,236	29,034
†USANA Health Sciences	2,058	140,747
		2,059,042
Pharmaceuticals–3.35%
†Aclaris Therapeutics	511	552
†Akorn	6,787	25,791
Allergan	4,606	775,144
†Amphastar Pharmaceuticals	4,946	98,079
†ANI Pharmaceuticals	935	68,143
Bristol-Myers Squibb	25,620	1,299,190
†Catalent	10,585	504,481
†Collegium Pharmaceutical	1,508	17,312
†Corcept Therapeutics	8,596	121,504
†Cymabay Therapeutics	5,352	27,402
†Dermira	2,468	15,771
†Elanco Animal Health	6,080	161,667
Eli Lilly & Co.	10,798	1,207,540
†Endo International	14,512	46,583
†Horizon Therapeutics	9,194	250,353
†Innoviva	8,244	86,892
†Intra-Cellular Therapies	5,746	42,923
†Jazz Pharmaceuticals	3,279	420,171
Johnson & Johnson	58,825	7,610,778
†Lannett	1,820	20,384
†Lipocine	800	2,248
†Mallinckrodt	8,784	21,169
Merck & Co.	42,965	3,616,794
†Mylan	17,892	353,904
†Otonomy	732	1,749
†Pacira Pharmaceuticals	1,047	39,859
Perrigo	6,594	368,539
Pfizer	114,965	4,130,692
Phibro Animal Health Class A	1,490	31,782
†Prestige Consumer Healthcare	4,408	152,913
†Revance Therapeutics	1,391	18,083
†Supernus Pharmaceuticals	4,014	110,305
Taro Pharmaceutical Industries	2,002	151,051
Zoetis	8,679	1,081,317
†Zogenix	3,717	148,829
		23,029,894
Professional Services–0.73%
†ASGN	3,282	206,306
Barrett Business Services	764	67,858
BG Staffing	458	8,752
†CBIZ	5,455	128,192
†CoStar Group	413	244,992

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
CRA International	465	$ 19,516
Equifax	2,935	412,866
Exponent	3,032	211,937
Forrester Research	1,302	41,846
†Franklin Covey	769	26,915
†FTI Consulting	2,327	246,639
†GP Strategies	1,061	13,623
Heidrick & Struggles International	1,738	47,447
†Huron Consulting Group	1,526	93,605
ICF International	1,623	137,095
†InnerWorkings	2,700	11,961
Insperity	2,629	259,272
Kelly Services Class A	3,730	90,341
Kforce	2,861	108,246
Korn/Ferry International	3,509	135,588
ManpowerGroup	4,303	362,485
†Mistras Group	2,371	38,884
Navigant Consulting	4,643	129,772
Nielsen Holdings	10,464	222,360
Resources Connection	3,042	51,684
Robert Half International	6,515	362,625
TransUnion	3,540	287,129
†TriNet Group	4,695	291,982
†TrueBlue	4,936	104,150
Verisk Analytics Class A	3,887	614,690
†Volt Information Sciences	1,104	3,489
†Willdan Group	746	26,170
		5,008,417
Real Estate Management & Development–0.33%
†Altisource Portfolio Solutions S.A.	1,304	26,367
†CBRE Group Class A	11,781	624,511
Consolidated-Tomoka Land	480	31,488
†Five Point Holdings Class A	1,459	10,942
†Forestar Group	2,282	41,715
†FRP Holdings	1,191	57,192
†Howard Hughes	2,366	306,634
Jones Lang LaSalle	2,884	401,049
Kennedy-Wilson Holdings	8,123	178,056
†Marcus & Millichap	3,035	107,712
†Maui Land Pineapple	1,011	11,000
Newmark Group Class A	13,623	123,424
†Rafael Holdings Class B	887	18,591
RE/MAX Holdings Class A	2,511	80,754
Realogy Holdings	9,569	63,921
RMR Group Class A	1,499	68,174
†St Joe	5,193	88,956
†Tejon Ranch	3,049	51,742
		2,292,228
Road & Rail–1.28%
AMERCO	1,420	553,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
ArcBest	1,859	$ 56,607
†Avis Budget Group	5,061	143,024
†Covenant Transportation Group Class A	1,476	24,265
CSX	15,833	1,096,752
†Daseke	9,269	23,172
†Genesee & Wyoming Class A	2,875	317,716
Heartland Express	7,771	167,154
†Hertz Global Holdings	14,157	195,933
JB Hunt Transport Services	4,830	534,439
Kansas City Southern	3,308	439,997
Knight-Swift Transportation Holdings	8,385	304,375
Landstar System	2,710	305,092
Marten Transport	5,486	113,999
Norfolk Southern	6,842	1,229,234
Old Dominion Freight Line	3,641	618,861
†PAM Transportation Services	682	40,313
Ryder System	4,401	227,840
†Saia	2,431	227,785
Schneider National Class B	5,218	113,335
Union Pacific	11,220	1,817,416
Universal Logistics Holdings	2,167	50,448
†USA Truck	643	5,163
Werner Enterprises	5,617	198,280
†YRC Worldwide	1,800	5,436
		8,810,493
Semiconductors & Semiconductor Equipment–4.29%
†Advanced Energy Industries	4,040	231,936
†Advanced Micro Devices	15,981	463,289
†Alpha & Omega Semiconductor	978	12,010
†Ambarella	2,230	140,122
†Amkor Technology	22,758	207,098
Analog Devices	6,366	711,273
Applied Materials	23,184	1,156,882
†Axcelis Technologies	2,910	49,732
†AXT	1,172	4,172
Broadcom	7,189	1,984,667
Brooks Automation	3,851	142,603
Cabot Microelectronics	1,936	273,383
†CEVA	1,974	58,944
†Cirrus Logic	4,655	249,415
Cohu	3,624	48,942
†Cree	5,249	257,201
Cypress Semiconductor	16,813	392,415
†Diodes	4,379	175,817
†DSP Group	1,135	15,987
†Enphase Energy	4,927	109,527
Entegris	10,565	497,189
†First Solar	5,492	318,591
†FormFactor	5,162	96,246
†Ichor Holdings	1,913	46,256

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Inphi	1,337	$ 81,624
Intel	126,707	6,529,212
KLA	3,417	544,841
Kulicke & Soffa Industries	5,384	126,416
Lam Research	7,931	1,832,933
†Lattice Semiconductor	7,323	133,901
†MACOM Technology Solutions Holdings	5,260	113,064
Marvell Technology Group	19,097	476,852
Maxim Integrated Products	7,320	423,901
†MaxLinear Class A	4,378	97,980
Microchip Technology	5,906	548,726
†Micron Technology	36,863	1,579,580
MKS Instruments	2,121	195,726
Monolithic Power Systems	1,087	169,170
†Nanometrics	2,523	82,300
†NeoPhotonics	1,612	9,817
NVE	375	24,881
NVIDIA	4,921	856,598
†ON Semiconductor	24,297	466,745
†PDF Solutions	2,280	29,800
†Photronics	4,937	53,715
Power Integrations	1,575	142,427
†Qorvo	4,473	331,628
QUALCOMM	17,338	1,322,543
†Rambus	11,732	153,983
†Rudolph Technologies	2,362	62,262
†Semtech	3,900	189,579
†Silicon Laboratories	1,141	127,050
Skyworks Solutions	8,222	651,594
†SMART Global Holdings	2,153	54,858
†SolarEdge Technologies	4,752	397,837
†Synaptics	2,867	114,537
Teradyne	11,174	647,086
Texas Instruments	14,717	1,902,025
†Ultra Clean Holdings	4,164	60,940
Universal Display	1,230	206,517
†Veeco Instruments	5,627	65,723
Versum Materials	6,321	334,571
Xilinx	5,901	565,906
Xperi	4,578	94,673
		29,447,218
Software–4.26%
†ACI Worldwide	6,433	201,514
†Adobe Systems	2,544	702,780
†Agilysys	1,334	34,164
†Alarm.com Holdings	1,481	69,074
American Software Class A	1,038	15,591
†ANSYS	1,528	338,238
†Appfolio Class A	821	78,110
†Aspen Technology	2,422	298,100
†Atlassian Class A	398	49,925
†Autodesk	1,559	230,264
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Avalara	722	$ 48,583
†Avaya Holdings	6,824	69,810
Blackbaud	1,887	170,472
†Blackline	620	29,642
†Bottomline Technologies	1,531	60,245
†Cadence Design Systems	6,007	396,943
CDK Global	4,694	225,734
†ChannelAdvisor	2,000	18,660
†Cision	7,132	54,845
Citrix Systems	3,902	376,621
†CommVault Systems	1,056	47,214
†Cornerstone OnDemand	1,326	72,691
†Coupa Software	508	65,822
†Dell Technologies Class C	2,927	151,794
†DocuSign	1,040	64,397
†Dropbox Class A	3,119	62,910
Ebix	2,526	106,345
†eGain	796	6,372
†Envestnet	1,112	63,050
†Fair Isaac	1,490	452,245
†FireEye	2,911	38,833
†Fortinet	2,800	214,928
†Globant	1,293	118,413
†Guidewire Software	2,312	243,639
†HubSpot	354	53,670
Intuit	3,403	904,994
j2 Global	3,482	316,235
LogMeIn	2,577	182,864
†Manhattan Associates	5,027	405,528
Microsoft	110,233	15,325,694
†MicroStrategy Class A	568	84,274
†Mimecast	250	8,918
Monotype Imaging Holdings	2,693	53,348
†New Relic	549	33,736
†Nuance Communications	13,792	224,948
†OneSpan	4,082	59,189
Oracle	44,262	2,435,738
†Paycom Software	2,029	425,055
†Paylocity Holding	1,079	105,289
Pegasystems	836	56,890
†Pivotal Software Class A	3,203	47,789
Progress Software	3,296	125,446
†Proofpoint	837	108,015
†PTC	1,498	102,134
QAD Class A	624	28,816
†Qualys	1,772	133,910
†RealPage	2,863	179,968
†RingCentral Class A	415	52,149
†SailPoint Technologies Holding	490	9,158
†salesforce.com	3,423	508,110
Sapiens International	3,371	66,206
†ServiceNow	339	86,055
†Splunk	369	43,490

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SPS Commerce	816	$ 38,409
SS&C Technologies Holdings	5,687	293,279
Symantec	10,243	242,042
†Synchronoss Technologies	2,306	12,452
†Synopsys	2,912	399,672
†Telenav	2,040	9,751
†Teradata	7,049	218,519
TiVo	6,495	49,459
†Trade Desk Class A	629	117,969
†Tyler Technologies	738	193,725
†Verint Systems	3,097	132,490
VMware Class A	307	46,068
†Workday Class A	315	53,537
†Zendesk	905	65,956
†Zix	3,660	26,498
		29,245,410
Specialty Retail–2.78%
Aaron's	4,619	296,817
Abercrombie & Fitch Class A	6,902	107,671
Advance Auto Parts	2,440	403,576
American Eagle Outfitters	13,926	225,880
†America's Car-Mart	623	57,129
†Asbury Automotive Group	2,353	240,783
†Ascena Retail Group	27,333	7,219
†At Home Group	5,315	51,130
†AutoNation	7,273	368,741
†AutoZone	317	343,825
†Barnes & Noble Education	4,091	12,764
Bed Bath & Beyond	11,792	125,467
Best Buy	14,375	991,731
Big 5 Sporting Goods	952	1,980
†Boot Barn Holdings	4,260	148,674
Buckle	1,237	25,482
†Build-A-Bear Workshop	1,134	3,572
†Burlington Stores	2,000	399,640
Caleres	4,328	101,319
†CarMax	6,846	602,448
Cato Class A	2,294	40,397
Chico's FAS	9,593	38,660
Children's Place	1,567	120,643
Citi Trends	1,474	26,974
†Conn's	3,161	78,582
†Container Store Group	7,273	32,147
Designer Brands	6,563	112,359
†Destination XL Group	2,180	3,684
Dick's Sporting Goods	5,576	227,557
†Express	5,117	17,602
†Five Below	3,162	398,728
†Floor & Decor Holdings Class A	5,613	287,105
Foot Locker	8,253	356,200
†Francesca's Holdings	306	4,281
GameStop Class A	6,910	38,143
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Gap	19,318	$ 335,361
†Genesco	1,809	72,396
Group 1 Automotive	1,624	149,911
Guess	7,264	134,602
Haverty Furniture	1,170	23,716
†Hibbett Sports	1,445	33,091
Home Depot	14,655	3,400,253
J. Jill	2,600	4,940
†Kirkland's	1,522	2,344
L Brands	8,959	175,507
Lithia Motors Class A	2,266	299,973
Lowe's	13,932	1,531,963
†Lumber Liquidators Holdings	3,511	34,654
†MarineMax	2,791	43,205
†Michaels	7,874	77,086
Monro	2,428	191,836
†Murphy USA	3,161	269,633
†National Vision Holdings	2,955	71,127
Office Depot	46,575	81,739
†O'Reilly Automotive	1,822	726,085
†Party City Holdco	11,185	63,866
Penske Automotive Group	5,799	274,177
†Pier 1 Imports	295	2,867
Rent-A-Center	3,348	86,345
†RH	1,494	255,220
Ross Stores	6,116	671,843
†RTW Retailwinds	5,122	7,017
†Sally Beauty Holdings	7,550	112,420
Shoe Carnival	1,009	32,702
Signet Jewelers	4,587	76,878
†Sleep Number	2,804	115,861
Sonic Automotive Class A	4,337	136,225
†Sportsman's Warehouse Holdings	1,747	9,049
Tailored Brands	2,499	10,996
Tiffany & Co.	3,739	346,344
Tile Shop Holdings	5,613	17,905
Tilly's Class A	2,120	20,013
TJX	20,923	1,166,248
Tractor Supply	3,666	331,553
†Ulta Salon Cosmetics & Fragrance	2,097	525,613
†Urban Outfitters	8,537	239,804
†Vitamin Shoppe	1,290	8,411
Williams-Sonoma	6,382	433,848
Winmark	403	71,085
†Zumiez	3,762	119,161
		19,093,783
Technology Hardware, Storage & Peripherals–4.09%
†3D Systems	6,912	56,333
Apple	107,983	24,184,952
†Avid Technology	1,312	8,121
†Diebold Nixdorf	3,240	36,288

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise	53,193	$ 806,938
HP	23,178	438,528
†Immersion	1,963	15,017
†NCR	9,975	314,811
NetApp	8,593	451,218
†Pure Storage Class A	5,191	87,936
Seagate Technology	9,252	497,665
†Stratasys	3,678	78,360
†Super Micro Computer	3,019	57,965
Western Digital	10,897	649,897
†Xerox Holdings	13,402	400,854
		28,084,883
Textiles, Apparel & Luxury Goods–1.00%
†Capri Holdings	5,685	188,515
Carter's	3,735	340,669
Columbia Sportswear	3,442	333,495
†Crocs	6,476	179,774
Culp	857	13,969
†Deckers Outdoor	2,257	332,591
†Fossil Group	4,356	54,494
†G-III Apparel Group	5,065	130,525
Hanesbrands	20,822	318,993
†Kontoor Brands	699	24,535
†Lululemon Athletica	3,307	636,697
Movado Group	1,488	36,992
NIKE Class B	19,853	1,864,594
Oxford Industries	1,649	118,233
PVH	3,791	334,480
Ralph Lauren	1,841	175,760
†Skechers U.S.A. Class A	8,639	322,667
Steven Madden	5,187	185,643
Superior Group of Companies	478	7,705
Tapestry	10,114	263,470
†Under Armour Class A	5,454	108,753
†Under Armour Class C	6,534	118,461
†Unifi	1,589	34,831
†Vera Bradley	4,817	48,652
VF	5,870	522,371
Wolverine World Wide	5,482	154,921
		6,851,790
Thrifts & Mortgage Finance–0.60%
†Bridgewater Bancshares	1,259	15,032
Capitol Federal Financial	12,128	167,124
†Columbia Financial	2,400	37,896
Dime Community Bancshares	2,608	55,837
Essent Group	7,232	344,749
Federal Agricultural Mortgage Class C	1,346	109,914
First Defiance Financial	2,600	75,309
Flagstar Bancorp	5,512	205,873
FS Bancorp	182	9,555
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Hingham Institution for Savings	65	$ 12,285
Home Bancorp	767	29,905
†HomeStreet	3,245	88,653
Kearny Financial	8,102	105,650
†LendingTree	658	204,263
Luther Burbank	1,860	21,074
Merchants Bancorp	600	9,924
Meridian Bancorp	5,566	104,363
Meta Financial Group	3,630	118,374
MGIC Investment	3,265	41,074
†Mr Cooper Group	3,287	34,908
New York Community Bancorp	26,009	326,413
†NMI Holdings Class A	4,487	117,829
Northfield Bancorp	6,076	97,581
Northwest Bancshares	10,560	173,078
OceanFirst Financial	5,087	120,053
†Ocwen Financial	7,897	14,846
Oritani Financial	5,513	97,553
PCSB Financial	1,434	28,666
†PennyMac Financial Services Class A	4,725	143,545
†Ponce de Leon Federal Bank	817	11,487
Provident Financial Services	6,914	169,600
Radian Group	2,793	63,792
Southern Missouri Bancorp	664	24,190
Sterling Bancorp	1,968	19,208
Territorial Bancorp	299	8,545
TFS Financial	6,896	124,266
Timberland Bancorp	400	11,000
TrustCo Bank	10,350	84,353
United Community Financial	4,543	48,974
United Financial Bancorp	6,370	86,823
Walker & Dunlop	3,398	190,050
Washington Federal	4,358	161,202
Waterstone Financial	2,626	45,115
Western New England Bancorp	1,120	10,674
WSFS Financial	3,909	172,387
		4,142,992
Tobacco–0.36%
Altria Group	37,281	1,524,793
Philip Morris International	9,148	694,608
†Pyxus International	554	7,246
Turning Point Brands	1,303	30,047
Universal	2,687	147,275
Vector Group	7,115	84,737
		2,488,706
Trading Companies & Distributors–0.81%
Air Lease	8,537	357,017

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Applied Industrial Technologies	3,057	$ 173,638
†Beacon Roofing Supply	5,436	182,269
†BMC Stock Holdings	7,728	202,319
†CAI International	2,189	47,654
†DXP Enterprises	1,412	49,025
Fastenal	14,754	482,013
GATX	2,670	207,005
†GMS	5,096	146,357
H&E Equipment Services	3,129	90,303
†HD Supply Holdings	10,359	405,814
†Herc Holdings	2,623	121,996
Kaman	2,196	130,574
†Lawson Products	624	24,167
†MRC Global	8,213	99,624
MSC Industrial Direct Class A	3,057	221,724
†NOW	10,498	120,412
Rush Enterprises Class A	3,089	119,174
Rush Enterprises Class B	547	21,842
†SiteOne Landscape Supply	2,352	174,095
Systemax	2,361	51,966
†Textainer Group Holdings	5,268	52,206
†Titan Machinery	2,945	42,231
Triton International	6,237	211,060
†United Rentals	4,479	558,262
†Univar	7,450	154,662
†Veritiv	1,896	34,280
Watsco	1,598	270,350
†WESCO International	3,590	171,494
†Willis Lease Finance	616	34,114
WW Grainger	1,951	579,740
		5,537,387
Transportation Infrastructure–0.03%
Macquarie Infrastructure	5,659	223,361
		223,361
Water Utilities–0.19%
American States Water	1,932	173,610
American Water Works	3,040	377,659
Aqua America	5,828	261,269
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
†AquaVenture Holdings	2,768	$ 53,782
Artesian Resources Class A	575	21,275
California Water Service Group	2,784	147,357
Connecticut Water Service	779	54,577
Consolidated Water	860	14,182
Middlesex Water	1,102	71,586
SJW Group	1,749	119,439
York Water	500	21,830
		1,316,566
Wireless Telecommunication Services–0.20%
†Boingo Wireless	3,554	39,449
Shenandoah Telecommunications	4,690	149,001
Spok Holdings	803	9,588
†Sprint	22,111	136,425
Telephone & Data Systems	8,101	209,006
†T-Mobile US	8,936	703,889
†United States Cellular	2,733	102,706
		1,350,064
Total Common Stock (Cost $575,031,207)		684,360,953
RIGHTS–0.00%
=†πMedia General CVR	5,975	568
=†πNewsstar Financial CVR	2,435	1,710
=†πSchulman Class A CVR	1,598	0
Total Rights (Cost $0)		2,278

MONEY MARKET FUND–0.35%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	2,395,250	2,395,250
Total Money Market Fund (Cost $2,395,250)		2,395,250

TOTAL INVESTMENTS–100.00% (Cost $577,426,457)	686,758,481
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	728
NET ASSETS APPLICABLE TO 51,631,383 SHARES OUTSTANDING–100.00%	$686,759,209

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $2,278, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Media General CVR	1/18/2017	$—	$568
Newsstar Financial CVR	12/26/2017	—	1,710
Schulman Class A CVR	8/22/2018	—	—
Total		$—	$2,278

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$684,360,953	$—	$—	$684,360,953
Rights	—	—	2,278	2,278
Money Market Fund	2,395,250	—	—	2,395,250
Total Investments	$686,756,203	$—	$2,278	$686,758,481
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–28